Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash	$ 409,000	$ 86,128	$ 170,405
Restricted cash	20,000	20,000	20,000
Accounts receivable	3,976	18,976	18,976
Prepaid & other current assets	1,179,972	9,107	62,356
Total current assets	1,612,948	134,211	271,737
In process R&D	1,101,760	1,101,760	1,101,760
Goodwill, net	2,788,230	2,788,230	5,988,230
Investment in GMP Bio at fair value	22,653,225	22,653,225	22,653,225
Total assets	28,156,163	26,677,426	30,014,952
Current liabilities:
Accounts payable and accrued liabilities	2,565,877	2,437,167	2,437,321
Contingent Consideration	2,625,000	2,625,000	2,625,000
Derivative liability on notes	670,844	703,616	423,214
Total current liabilities	20,079,663	19,199,914	16,504,947
Convertible long-term debt, net of costs			1,898,468
Total liabilities	20,079,663	19,199,914	18,403,415
Commitments and contingencies (Note 13)
Stockholders’ equity:
Common stock, $.01 par value; 750,000,000 shares authorized; 407,289,618 and 399,184,128 issued and outstanding, respectively	4,394,463	4,072,899	3,991,839
Additional paid-in capital	43,765,008	42,219,400	41,655,026
Accumulated deficit	(39,108,893)	(38,040,668)	(33,516,736)
Total Oncotelic Therapeutics, Inc. stockholders’ equity	9,050,578	8,251,631	12,130,129
Non-controlling interests	(974,078)	(774,119)	(518,592)
Total stockholders’ equity	8,076,500	7,477,512	11,611,537
Total liabilities and stockholders’ equity	28,156,163	26,677,426	30,014,952
Related Party [Member]
Current liabilities:
Accounts payable - related party	347,598	346,057	344,099
Convertible debt and short-term debt, net of costs	3,542,244	3,297,208	2,608,356
Nonrelated Party [Member]
Current liabilities:
Convertible debt and short-term debt, net of costs	$ 10,328,100	$ 9,790,866	$ 8,066,957